Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Reconciliation of cash, cash equivalents and restricted cash

The following table provides a reconciliation of Cash and cash equivalents and restricted cash reported in the Consolidated Balance Sheet to the total of the amounts in the Consolidated Statement of Cash Flows.

December 31,	2017	2016	2015
(Dollars in millions)
Cash and cash equivalents	$619	$900	$985
Restricted cash included in:
Other current assets	3	3	3
Other assets and deferred charges	–	1	1
Cash, cash equivalents and restricted cash in the statement of cash flows	$622	$904	$989